NOTES PAYABLE (Details) - Related Party Notes Payable [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable with Warrants	$ 1,000,000	$ 1,000,000
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(145,548)	(645,547)
Net Non-Related Party Notes Payable	866,262	366,263
Current portion	(866,262)	11,810
Net Long-Term Portion	$ 0	$ 354,453